Defiance Nasdaq 100 Weekly Distribution ETF

Schedule of Investments

May 31, 2026 (Unaudited)

PURCHASED OPTIONS - 99.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 99.1%
Nasdaq 100 Stock Index, Expiration: 6/1/2026; Exercise Price: $30,418.11	$194,132,352	64	$660,032
Nasdaq 100 Stock Index, Expiration: 12/18/2026; Exercise Price: $1,000.34(e)	194,132,352	64	187,434,402
Total Call Options			188,094,434

TOTAL PURCHASED OPTIONS (Cost $154,067,558)			188,094,434

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.55%(f)		203,347	203,347

TOTAL SHORT-TERM INVESTMENTS (Cost $203,347)			203,347

TOTAL INVESTMENTS - 99.2% (Cost $154,270,905)			$188,297,781
Other Assets in Excess of Liabilities - 0.8%			1,432,817
TOTAL NET ASSETS - 100.0%			$189,730,598

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

Defiance Nasdaq 100 Weekly Distribution ETF

Schedule of Written Options Contracts

May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.5)%
Nasdaq 100 Stock Index, Expiration: 6/1/2026; Exercise Price: $30,333.18	$(194,132,352)	(64)	$(912,448)

TOTAL WRITTEN OPTIONS (Premiums received $912,395)			$(912,448)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.